Restricted Cash	9 Months Ended
Sep. 30, 2011
Restricted Cash [Abstract]
Restricted Cash

12. Restricted Cash

As of September 30, 2011, the Company's balance sheet included approximately $3.5 million in restricted cash, of which $2.3 million relates to a cash reserve from the Citadel Acquisition which will be used to satisfy the remaining allowed, disputed or unreconciled unsecured claims related to Citadel's prior bankruptcy proceedings. The remaining $1.2 million relates to securing the maximum exposure generated by automated clearing house transactions in its operating bank accounts and is dictated by the Company's bank's internal policies with respect to cash.